SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of supplementary cash flow information [abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

25. SUPPLEMENTARY CASH FLOW INFORMATION

	Years ended December 31,
	2023	2022
Change in non-cash working capital items
Accounts receivable	(2,842)	(3,602)
Inventories	(23,972)	(14,035)
Prepaids	(4,239)	(1,835)
Accounts payable and accrued liabilities[1]	(12,226)	14,704
Advance payment on product sales	(3,371)	1,159
Interest payable	(128)	100
Mineral tax payable	(1,341)	(1,937)
	(48,119)	(5,446)
Non-cash investing and financing activities
Cariboo acquisition, net assets (Note 4)	65,930	-
Assets acquired under capital lease	1,087	489
Right-of-use assets	11,179	11,893

1. Excludes accounts payable and accrued liability changes on capital expenditures.